Income Tax (Details) - Schedule of deferred tax assets	Dec. 31, 2020 USD ($)
Deferred tax assets
Net operating loss carryforward	$ 36,315
Unrealized loss on marketable securities held in Trust Account	1,837
Total deferred tax assets	38,152
Valuation Allowance	(38,152)
Deferred tax assets, net of allowance